Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Ultra Short Duration Municipal Bond Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.90%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Ultra Short Duration Municipal Bond Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.90%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Ultra Short Duration Municipal Bond Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%